Derivatives - Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		7,523,882
Fair value hedges | Currency swap
Disclosure of detailed information about hedging instruments [line items]
Carrying value of liabilities	[1]		₩ 67
Changes in fair value in the period			₩ 985
Fair value hedges | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		7,079,468	6,965,492
Carrying value of assets	[1]	₩ 156,710	₩ 319,294
Carrying value of liabilities	[1]	236,758	120,728
Changes in fair value in the period		₩ (277,450)	₩ 181,151
Fair value hedges | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		176,369	254,023
Carrying value of assets	[1]	₩ 0	₩ 20,093
Carrying value of liabilities	[1]	4,995	66
Changes in fair value in the period		₩ (8,835)	₩ 24,481
Cash flow hedge | Currency swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		3,726,939	4,328,333
Carrying value of assets	[1]	₩ 63,560	₩ 65,256
Carrying value of liabilities	[1]	79,407	186,083
Changes in fair value in the period		₩ 156,271	₩ (8,560)
Cash flow hedge | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		1,616,492	878,900
Carrying value of assets	[1]	₩ 4,687	₩ 206
Carrying value of liabilities	[1]	16,505	19,118
Changes in fair value in the period		₩ 23,257	₩ 3,303
Cash flow hedge | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		866,129	810,322
Carrying value of assets	[1]	₩ 106	₩ 60,473
Carrying value of liabilities	[1]	31,486
Changes in fair value in the period		₩ (63,659)	₩ (4,181)
Hedge of Net Investment | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		237,100	217,600
Carrying value of assets	[1]	₩ 0	₩ 11,181
Carrying value of liabilities	[1]	9,658	10,441
Changes in fair value in the period		₩ (14,948)	₩ (2,991)
Hedge of Net Investment | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		1,257,923	1,196,252
Carrying value of assets	[1]	₩ 0
Carrying value of liabilities	[1]	1,256,241	₩ 1,193,269
Changes in fair value in the period		₩ (61,672)	₩ 44,907

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets and liabilities.